Accounting Policies - Actual Past and Expected Future Revenues for Multiple Deliverable Arrangements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Licenses and process documentation	$ 9	$ 56	$ 29
Training and support services	9	14	28
Total Revenues under Multiple Deliverable Arrangements	18	70	57
Licenses and process documentation, 2013
Training and support services, 2013	2
Total Revenue from Multiple Deliverable Agreements, 2013	$ 2